Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill
	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Cost	24,694	24,694	3,383
Accumulated impairment	-	-	-

Total	24,694	24,694	3,383